Document and Entity Information	6 Months Ended
	Jun. 30, 2013	Aug. 19, 2013
Document And Entity Information
Entity Registrant Name	NYXIO TECHNOLOGIES Corp
Entity Central Index Key	0001373761
Document Type	10-Q
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		85,601,268
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2013

Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012
Current assets:
Cash	$ 74	$ 2,658
Accounts receivable	223	223
Short-term derivative asset	82,561
Due from related party	14,837	27,177
Total current assets	97,695	30,058
Fixed assets, net of accumulated depreciation of $25,529 and $19,685, respectively	20,577	26,121
Total assets	118,272	56,179
Current liabilities
Accounts payable and accrued expenses	448,784	455,684
Accrued interest	107,623	82,584
Notes payable	209,530	212,530
Notes payable - related party		8,458
Convertible notes payable, net of discounts of $64,638 and $150,062, respectively	355,735	233,296
Derivative liability		264,648
Total current liabilities	1,121,672	1,257,200
Shareholders (deficit)
Series A preferred stock; $0.01 par value; 1,100 shares authorized; no shares issued and outstanding at June 30, 2013 and December 31, 2012, respectively
Series B preferred stock; $0.01 par value; 100 shares authorized; shares 100 shares issued and outstanding as of June 30, 2013 and December 31, 2012, respectively	1	1
Common stock; $0.001 par value; 121,212,122 shares authorized; 65,999,098 and 183,583 shares authorized and issued at June 30, 2013 and December 31, 2012, respectively	65,999	183
Common shares sold and unissued, 1,666 at June 30, 2013 and December 31, 2012, respectively	2	2
Additional paid-in capital	18,766,088	6,326,359
Deferred compensation	(9,270,833)
Other comprehensive income (loss)	210,199	(220,695)
Total shareholders' (deficit)	(1,003,400)	(1,201,021)
(Deficit) accumulated during the development stage	(10,774,856)	(7,306,871)
Total liabilities and shareholders' (deficit)	$ 118,272	$ 56,179

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Accumulated Depreciation	$ 25,529	$ 19,685
Convertible Notes Payable	$ 64,638	$ 150,062
Preferred Stock Series A, Par Value	0.01	0.01
Preferred Stock Series A, Shares Authorized	1,100	1,100
Preferred Stock Series A, Issued	0	0
Preferred Stock Series B, Par Value	0.01	0.01
Preferred Stock Series B, Shares Authorized	100	100
Preferred Stock Series B, Issued	100	100
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	121,212,122	121,212,122
Common Stock, Issued	65,999,098	183,583
Common Stock, Unissued	1,666	1,666

Statements of Operations (USD $)	3 Months Ended		6 Months Ended		36 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Income Statement [Abstract]
Cost of goods sold		$ 2,317	$ 1,445	$ 5,388	$ 95,629
Revenue		2,350	6,065	6,948	85,903
Gross profit		33	4,620	1,560	(9,726)
Operating expenses
Consulting services	71,000	25,550	71,000	55,738	4,378,460
Depreciation	2,893	2,950	5,844	5,901	25,529
General and administrative	2,525	14,676	7,954	29,734	150,471
Professional fees	25,019	34,129	27,519	143,013	464,052
Promotional and marketing		2,215	45	33,275	148,296
Research and development		5,608		5,628	30,850
Rent expense	3,042	15,792	4,654	40,249	149,636
Salaries and wages	12,000	95,389	32,487	233,792	752,825
Officer compensation - stock based	2,729,167		2,729,167		2,729,167
Travel and entertainment	3,445	5,633	3,594	38,517	232,731
Impairment					81,480
Total operating expenses	2,849,091	201,942	2,882,264	585,847	9,143,497
Net loss from operations	(2,849,091)	(201,909)	(2,877,644)	(584,287)	(9,153,223)
Other income (expense)
Amortization of debt discounts	(51,852)	(6,672)	(175,046)	(6,672)	(422,033)
Financing costs	(306,518)	(215,222)	(309,768)	(215,222)	(1,024,875)
Interest expense	(11,275)	(25,605)	(21,632)	(37,184)	(103,419)
Interest expense - related party			(210)		(2,159)
Other income				1,896	1,896
Gain (loss) on derivatives	(34,846)	70,647	(83,685)	70,647	(127,638)
Gain (loss) on debt settlement					56,595
Total other income (expense)	(404,491)	(176,852)	(590,341)	(186,535)	(1,621,633)
Net loss	$ (3,253,582)	$ (378,761)		$ (770,822)	$ (10,774,865)
Basic and fully diluted loss per common share	$ (0.1)	$ (3.7)	$ (0.21)	$ (8.3)
Basic and fully diluted - weighted average common shares outstanding	32,093,709	102,502	16,247,474	92,918

Statements of Cash Flows (USD $)	6 Months Ended		36 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Cash flows from operating activities:
Net (loss)		$ (770,822)	$ (10,774,865)
Adjustments to reconcile net (loss) to net cash used by operating activities:
Depreciation	5,844	5,901	25,529
Shares and options issued for services - related party	2,759,167	71,507	2,903,174
Shares issued for financing costs	303,186	215,222	1,014,067
Amortization of beneficial conversion	175,046	6,672	422,033
(Gain) loss on derivatives	83,685	(70,647)	127,638
(Gain) on settlement of debt			(56,595)
Non-cash services provided by related party			38,875
Warrants issued per merger - related party			3,967,500
Impairment of operating assets			81,480
Decrease (increase) in assets:
Accounts receivable		(7,226)	(223)
Inventory		2,020	(73,593)
Prepaid expenses		(8,394)	742
Other assets		(661)	2,965
Increase (decrease) in liabilities:
Accounts payable and accrued expenses	610	20,648	454,645
Accrued interest	28,423	36,957	116,833
Net cash (used) by operating activities	(112,024)	(498,823)	(1,749,786)
Cash flows from investing activities:
Change in due from related party, net	12,340	(341)	726
Purchase of fixed assets	(300)		(33,244)
Net cash provided by (used) in investing activities	12,040	(341)	(32,518)
Cash flows from financing activities:
Cash contributed by related party			5,984
Cash acquired through merger			45
Proceeds from notes payable			83,991
Payments on notes payable			(1,500)
Proceeds from notes payable - related party		20,000	35,258
Payments on notes payable - related party		(6,500)	(26,800)
Proceeds from convertible debt	97,400	313,000	522,900
Proceeds from the sale of common stock		175,000	1,162,500
Net cash provided by financing activities	97,400	501,500	1,782,378
Net increase (decrease) in cash	(2,584)	2,336	74
Cash, beginning of period	2,658	1,341
Cash, end of period		3,677
Supplemental disclosure of cash flow information:
Cash paid for income taxes
Cash paid for interest			$ 167

Significant Accounting Policies and Procedures	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Significant Accounting Policies and Procedures

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements contain all adjustments (consisting only of normal recurring adjustments) which, in the opinion of management, are necessary to present fairly the financial position of the Company as of June 30, 2013, and the results of its operations and cash flows for the three months and six months ended June 30, 2013 and 2012. Certain information and footnote disclosures normally included in financial statements have been condensed or omitted pursuant to rules and regulations of the U.S. Securities and Exchange Commission (“the Commission”). The Company believes that the disclosures in the unaudited condensed consolidated financial statements are adequate to ensure the information presented is not misleading. However, the unaudited condensed consolidated financial statements included herein should be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 21, 2012 filed with the Commission on April 22, 2013.

The accompanying consolidated financial statements are prepared using the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America.

Principles of Consolidation

The financial statements as of June 30, 2013 and for the six months then ended include Nyxio Technologies Corporation (“NTC”) and its wholly owned subsidiary, Nyxio Technologies, Inc. (“NTI”). All significant inter-company transactions and balances have been eliminated. NTC and its subsidiary are collectively referred to herein as the “Company”.

Basis of presentation

The Company is in the development stage in accordance with Accounting Standards Codification (“ASC”) Topic No. 915.

Cash and cash equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents. At June 30, 2013 and December 31, 2012, the Company had no cash equivalents.

Accounts receivable

Accounts receivable is reported at the customers’ outstanding balances less any allowance for doubtful accounts. Interest is not accrued on overdue accounts receivable.

An allowance for doubtful accounts on accounts receivable is charged to operations in amounts sufficient to maintain the allowance for uncollectible accounts at a level management believes is adequate to cover any probable losses. Management determines the adequacy of the allowance based on historical write-off percentages and information collected from individual customers. Accounts receivable are charged off against the allowance when collectability is determined to be permanently impaired.

Inventory

Inventories are stated at the lower of cost or market. Cost is determined on a standard cost basis that approximates the first-in, first-out (FIFO) method. Market is determined based on net realizable value. Appropriate consideration is given to obsolescence, excessive levels, deterioration, and other factors in evaluating net realizable value. As of June 30, 2013 and December 31, 2012, respectively, there was no finished goods inventory.

Fixed Assets

Property and equipment are recorded at cost. Expenditures for major additions and improvements are capitalized and minor replacements, maintenance, and repairs are charged to expense as incurred. When property and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period. Depreciation is provided over the estimated useful lives of the related assets using the straight-line method for financial statement purposes. The Company uses other depreciation methods (generally accelerated) for tax purposes where appropriate. The estimated useful lives for significant property and equipment categories are as follows:

Equipment 3-5 years

Furniture 7 years

The Company reviews the carrying value of property, plant, and equipment for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition, and other economic factors. Based on this assessment there were no impairments needed as of June 30, 2013 or 2012. Depreciation expense for the six months ended June 30, 2013, and 2012 and for the period from July 8, 2010 (inception) to June 30, 2013, was $5,844, $5,901 and $25,529, respectively.

Revenue recognition

The Company recognizes revenue in accordance with ASC subtopic 605-10 (formerly SEC Staff Accounting Bulletin No. 104 and 13A, “Revenue Recognition”) net of expected cancellations and allowances. As of June 30, 2013 and 2012, the Company evaluated evidence of cancellation in order to make a reliable estimate and determined there were no material cancellations during the years and therefore no allowances has been made.

The Company's revenues, which do not require any significant production, modification or customization for the Company's targeted customers and do not have multiple elements, are recognized when (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred; (iii) the Company's fee is fixed and determinable; and (iv) collectability is probable.

Substantially all of the Company's revenues are derived from the sales of Smart TV and Tablet PC technology and products. The Company's clients are charged for these products on a per transaction basis. Pricing varies depending on the product sold. Revenue is recognized in the period in which the products are sold.

Loss per share

The Company reports earnings (loss) per share in accordance with ASC Topic 260-10, "Earnings per Share." Basic earnings (loss) per share is computed by dividing income (loss) available to common shareholders by the weighted average number of common shares available. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Diluted earnings (loss) per share has not been presented since the effect of the assumed exercise or conversion of stock options, warrants, and debt to purchase common shares, would have an anti-dilutive effect. At June 30, 2013 and 2012 the Company had 10,090 and 83,333 zero potential common shares that have been excluded from the computation of diluted net loss per share.

Income taxes

The Company follows ASC subtopic 740-10 for recording the provision for income taxes. ASC 740-10 requires the use of the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are computed based upon the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate applicable when the related asset or liability is expected to be realized or settled. Deferred income tax expenses or benefits are based on the changes in the asset or liability each period. If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized. Future changes in such valuation allowance are included in the provision for deferred income taxes in the period of change.

Deferred income taxes may arise from temporary differences resulting from income and expense items reported for financial accounting and tax purposes in different periods. Deferred taxes are classified as current or non-current, depending on the classification of assets and liabilities to which they relate. Deferred taxes arising from temporary differences that are not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse.

Fair Value of Financial Instruments

The Company has financial instruments whereby the fair value of the financial instruments could be different from that recorded on a historical basis in the accompanying balance sheets. The Company's financial instruments consist of cash, receivables, accounts payable, accrued liabilities, and notes payable. The carrying amounts of the Company's financial instruments approximate their fair values as of June 30, 2013 and 2012 due to their short-term nature.

Long-lived assets

The Company accounts for its long-lived assets in accordance with ASC Topic 360-10-05, “Accounting for the Impairment or Disposal of Long-Lived Assets.” ASC Topic 360-10-05 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the historical cost or carrying value of an asset may no longer be appropriate. The Company assesses recoverability of the carrying value of an asset by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and its fair value or disposable value. For the six months ended June 30, 2013, and the year ended December 31, 2012, the Company determined that none of its long-term assets were impaired.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affects the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Advertising

The Company expenses advertising costs as incurred. The Company’s advertising expenses were $45 and $33,275 during the six months ended June 30, 2013 and 2012, respectively, and $148,296 for the period from July 8, 2010 through June 30, 2013.

Research and development

Research and development costs are expensed as incurred. During the six months ended June 30, 2013 and 2012 and for the period from July 8, 2010 (inception) to June 30, 2013, research and development costs were $0, $5,628 and $30,850, respectively.

Concentration of Business and Credit Risk

The Company has no significant off-balance sheet risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements. The Company’s financial instruments that are exposed to concentration of credit risks consist primarily of cash. The Company maintains its cash in bank accounts which, may at times, exceed federally-insured limits.

Financial instruments which potentially subject the Company to concentrations of business risk consist principally of availability of suppliers. As of June 30, 2013, the Company was dependent on approximately two vendors for 85% of product supply.

Share-Based Compensation

The Company accounts for stock-based payments to employees in accordance with ASC 718, “Stock Compensation” (“ASC 718”). Stock-based payments to employees include grants of stock, grants of stock options and issuance of warrants that are recognized in the consolidated statement of operations based on their fair values at the date of grant.

The Company accounts for stock-based payments to non-employees in accordance with ASC 718 and Topic 505-50, “Equity-Based Payments to Non-Employees.” Stock-based payments to non-employees include grants of stock, grants of stock options and issuances of warrants that are recognized in the consolidated statement of operations based on the value of the vested portion of the award over the requisite service period as measured at its then-current fair value as of each financial reporting date.

The Company calculates the fair value of option grants and warrant issuances utilizing the Black-Scholes pricing model. The amount of stock-based compensation recognized during a period is based on the value of the portion of the awards that are ultimately expected to vest. ASC 718 requires forfeitures to be estimated at the time stock options are granted and warrants are issued to employees and non-employees, and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The term “forfeitures” is distinct from “cancellations” or “expirations” and represents only the unvested portion of the surrendered stock option or warrant. The Company estimates forfeiture rates for all unvested awards when calculating the expense for the period. In estimating the forfeiture rate, the Company monitors both stock option and warrant exercises as well as employee termination patterns.

The resulting stock-based compensation expense for both employee and non-employee awards is generally recognized on a straight-line basis over the requisite service period of the award.

For the six months ended June 30, 2013 and 2012, and the period from July 8, 2010 (inception) to June 30, 2013, the Company recorded share-based compensation of $2,030,000, $71,507, and $6,870,674, respectively.

Recent accounting pronouncements

Recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA, and the SEC did not or are not believed by management to have a material impact on the Company's present or future financial statements

International Financial Reporting Standards:

In November 2008, the Securities and Exchange Commission (“SEC”) issued for comment a proposed roadmap regarding potential use of financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board. Under the proposed roadmap, the Company would be required to prepare financial statements in accordance with IFRS in fiscal year 2014, including comparative information also prepared under IFRS for fiscal 2013 and 2012. The Company is currently assessing the potential impact of IFRS on its financial statements and will continue to follow the proposed roadmap for future developments.

Year-end

The Company has adopted December 31, as its fiscal year end.

Going concern	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Going concern

These financial statements have been prepared in accordance with generally accepted accounting principles applicable to a going concern, which assumes that the Company will be able to meet its obligations and continue its operations for its next fiscal year. Realization values may be substantially different from carrying values as shown and these financial statements do not give effect to adjustments that would be necessary to the carrying values and classification of assets and liabilities should the Company be unable to continue as a going concern. The Company has not yet achieved profitable operations and since its inception (July 8, 2010) through June 30, 2013 the Company had accumulated losses of $10,774,856 and a working capital deficit of $1,023,977. Management expects to incur further losses in the development of its business, all of which raises substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to continue as a going concern is dependent upon its ability to generate future profitable operations and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due.

The Company expects to continue to incur substantial losses as it executes its business plan and does not expect to attain profitability in the near future. Since its inception, the Company has funded operations through short-term borrowings and equity investments in order to meet its strategic objectives. The Company's future operations are dependent upon external funding and its ability to execute its business plan, realize sales and control expenses. Management believes that sufficient funding will be available from additional borrowings and private placements to meet its business objectives, including anticipated cash needs for working capital, for a reasonable period of time. However, there can be no assurance that the Company will be able to obtain sufficient funds to continue the development of its business operation, or if obtained, upon terms favorable to the Company.

Accounts receivable	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Accounts receivable

Accounts receivable consist of the following:

	June 30,	December 31,
	2012	2012
Trade accounts receivable	$223	$223
Due from related party	14,837	27,177
Less: Allowance for doubtful accounts	—	—
	$14,710	$27,400

As of June 30, 2013 and December 31, 2012, respectively, the Company had not established an allowance for doubtful accounts.

Property and equipment	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property and equipment

The following is a summary of property and equipment:

	June 30,	December 31,
	2013	2012
Furniture and fixtures	$11,912	$11,612
Software	11,945	11,945
Computers and equipment	22,249	22,249
Less: accumulated depreciation	(25,529)	(19,685)
	$20,577	$26,121

Depreciation for the six months ended June 30, 2013 and 2012 and for the period from July 8, 2010 (inception) to June 30, 2013 was $5,844, $5,901 and $25,529, respectively.

Related party transactions	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related party transactions

Related party receivable

At the Company’s inception (July 8, 2010) the sole officer and shareholder contributed all the assets and liabilities distributed to him from his former limited liability company which was dissolved on July 2, 2010. At the date of contribution, the fair value of the liabilities contributed exceeded that of the assets by $54,438, which has been recorded as a related party receivable. The contributed assets and liabilities, including the amount due from the related party are as follows:

Assets:
Cash	$5,984
Inventory	7,877
Fixed assets, at fair value	12,863
Due from related party	54,438
Deposits held	2,965
Total assets contributed	$84,127

Liabilities:
Accrued liabilities	$500
Note payable	83,627
Total liabilities contributed	$84,127

On July 8, 2010 (inception) the Company issued 100 shares of its common stock to its sole officer as founder’s shares in exchange for cash of $100. During the period from inception (July 8, 2010) and December 31, 2010, the Company’s sole officer donated his services valued at $28,500 which was recorded as a reduction on the amount due from him. In addition, the officer made cash payments totaling $5,400 as further reductions in his related party receivable due to the Company.

During the six months ended June 30, 2013, the president and CEO donated additional services valued at $24,000 which has been recorded as a reduction in the officers’ receivable balance.

As of June 30, 2013 and December 31, 2012, the amounts due from the officer totaled $14,837 and $27,177, respectively.

Merger warrants

In connection with the Company July 5, 2011 merger activities, the Company issued a warrant to purchase up to 83,333 (post-split) shares of the Company’s common stock at an exercise price of $0.01 per share to its chief executive officer and majority shareholder. The warrant has a term of twenty-four months expiring on July 1, 2013 and is subject to performance conditions. The performance conditions allow for the warrant to be exercisable in four increments of 20,833 (post-split) shares for each $1,000,000 of cumulative realized revenue over the twenty-four month term. As of June 30, 2013, performance conditions have not been met therefore; no portion of the warrant is exercisable. On the date of grant, the estimated fair value of each warrant using the Black-Scholes model is $189 per share utilizing a strike price of $4.50, volatility of 177%, and a risk-free rate of 4.40%. The Company estimated the number of shares that would become exercisable throughout the twenty-four month term based on historical activity and pro forma projections to be 20,833 (post-split) shares resulting in an estimated fair value of $3,967,500 which has been recorded as a consulting expense in the during 2011.

Employment/Consulting commitments

During May 2013, the board of directors approved the issuance of 50,000,000 to the Company’s president and CEO. The shares were valued at $10,000,000, and vest over the period of two years. The Company amortized $729,167 for the six months ended June 30, 2013. Additionally, as board of directors approved the issuance of 10,000,000 shares to the Company’s president and CEO. The shares were valued at $2,000,000 and expensed for the six months ended June 30, 2013.

During June 2013, the Company’s CFO resigned. On June 12, 2013, this former CFO entered into a Business Consulting Agreement to provide consulting services at a rate of $10,000 per month, payable in bi-monthly installment of $5,000 on the 15th and last day of the month. During June 2013 the Company issued 59,524 shares of common stock for the first bi-monthly payment and accrued the second bi-monthly payment. In addition, all prior liabilities owing from the Company to this individual were released in exchange for 1,961,803 shares of the Company’s common stock. The stock was valued at $78,472 and satisfied $7,510 in accrued wages, a note payable – related party totaling $8,458 and accrued interest totaling $2,318. The remaining value of $60,186 was recorded as financing costs for the six months ended June 30, 2013.

Note payable to a related party

During the year ended December 31, 2011, the Company’s chief financial officer paid certain liabilities totaling $10,578 on behalf of the Company. In October 2011, the Company issued a promissory note for the value of the payment which bears interest at a rate of 8% per annum and matures on June 30, 2012. On January 12, 2012, this same officer provided an additional $20,000 under the same terms, to the Company for operating expenses. As noted, the outstanding note payable and accrued interest totaling $10,776 was satisfied through the issuance of the Company’s common stock as noted above.

Notes payable	6 Months Ended
Jun. 30, 2013
Debt Disclosure [Abstract]
Notes payable

Chamisa Technology, LLC

On July 8, 2010, the Company’s chief executive officer and majority shareholder contributed a note payable in the amount of $83,627 which originated from his previously dissolved limited liability company. The note balance represented cash advances of $81,595 and previously accrued interest of $2,032. During the period from inception (July 8, 2010) through December 31, 2010, the Company received additional advances of $64,491 and $18,000 during the year ended December 31, 2011. No formal agreement pertaining to the advances had previously been documented, however pursuant to a verbal agreement between the parties, the balance was due on demand and bears interest at a rate of 12% per annum. March 5, 2012, the Company formalized and acknowledged its liability to Chamisa Technology, LLC in the form of a promissory note. The promissory note is unsecured bears interest at a rate of 12% per annum, and matures on August 31, 2012. Pursuant to the new promissory note, the Company is required to make monthly principal and interest payments through maturity. As of June 30,2013, the note is in default.

On April 21, 2012, Chamisa Technology, LLC assigned $81,595 of the note to an individual who further assigned portions of the debt to various entities. During the year ended December 31, 2012, the original assignee agreed to forgive $56,595 of the debt in exchange for immediate conversion rights at a conversion rate of $0.001. During the period ended December 31, 2012, the Company authorized the issuance of 98 (post-split) shares of common stock for the conversion of $25,000 in principal and $936 of accrued interest. The fair value of the shares issued totaled $737,873 based on the market price of the common stock on the date of conversion.

On May 1, 2013, Chamisa Technology, LLC assigned the remaining outstanding note balance together with accrued interest of $134,705 to above individual who further assigned portions of the debt to various entities. During the six months ended June 30, 2013, the Company authorized the issuance of 3,000,000 shares of common stock for the conversion of $3,000 in principal. The fair value of the shares issued totaled $246,000 based on the market price of the common stock on the date of conversion. The difference in the fair value of the shares issued and the principal amount of debt and accrued interest converted totaled $243,000 and has been recorded as a financing costs.

As of June 30, 2013 and December 31, 2012, the unpaid principal balance together with accrued interest totaled $133,496 and $131,220, respectively.

Coach Capital LLC

On June 30, 2011, the Company issued a promissory note in the amount of $111,000 to Coach Capital, LLC. The note is unsecured, due on demand and bears interest at a rate of 10% per annum. In the event of default, the interest rate will immediately escalate to 30% per annum. As of June 30, 2013 and December 31, 2012, the unpaid principal balance together with accrued interest totaled $135,500 and $128,919, respectively.

ICG USA, LLC

On February 16, 2012, the Company entered into a Securities Purchase Agreement with ICG USA, LLC (“ICG”) and issued a Convertible Promissory Note in the amount of $200,000. The note is unsecure, bears interest at a rate of 6% interest per annum, and is due on demand. The note is convertible into shares of the Company’s common stock beginning year after the date of issuance and was convertible on August 16, 2012. Pursuant to the terms of the Agreement, the note is convertible at a rate equal to a 45% discount to the average of the three lowest closing trade prices in the preceding thirty trading days. On the date the note became convertible; the Company valued the benefit of conversion at $309,631 and recorded a discount of $200,000 and a derivative liability with a corresponding comprehensive loss in the amount of $109,631. The discount related to the conversion value will be amortized over the remaining term of the note utilizing the interest method of accretion. During the year ended December 31, 2012, ICG elected to convert $32,743 in principal. Pursuant to the conversion rate calculation in the Agreement, the Company issued 13,634 (post-split) shares at an average conversion rate of $2.40 and recognized a loss on the derivative in the amount of $23,340.

As of the June 30, 2013, the Company fair valued the derivative liability at $15,205 and recorded a comprehensive income of $121,641 representing the change in fair value. As of June 30, 2013, the unpaid principal balance was $167,257 net of discount in the amount of $0. Accrued interest totaled $17,429.

JMJ Financial

On May 7, 2012, the Company issued a Convertible Promissory Note to JMJ Financial (“JMJ”) in the amount of $275,000. Pursuant to the terms of the note, a 10% original issue discount is included and is due in one year. The Note does not bear interest if paid in full within 90 days. Thereafter, a one-time interest charge of 5% shall be applied to the principal sum. The Note is convertible to common stock in whole or in part at conversion price equal to the lesser of $0.06 per share or 65% of the lowest trading price in the 25 trading days prior to the conversion. As of December 31, 2012, JMJ has funded $55,000 of the note which includes an original issue discount in the amount of $5,000. The Company has computed the present value of the amount funded at $52,731 as a result of its non-interest bearing terms. Additionally, the Company recorded a discount in the amount of $44,270 in connection with the initial valuation of the beneficial conversion feature of the note to be amortized utilizing the interest method of accretion over the one year term of the note. Further, the Company has recognized a derivative asset resulting from the variable change in conversion rate in relation to the change in market price of the Company’s common stock. During the year ended December 31, 2012, JMJ elected to convert $7,735 in principal. Pursuant to the conversion rate calculation in the Agreement, the Company issued 11,666 (post-split) shares at an average conversion rate of $1.51 and recognized a loss on the derivative in the amount of $7,665.

During January and February 2013, JMJ elected to convert $5,842 in principal. Pursuant to the conversion rate calculation in the Agreement, the Company issued 16,022 (post-split) shares at an average conversion rate of $0.37 and recognized a loss on the derivative in the amount of $5,689.

During April 2013, JMJ advanced an additional $5,400 to the Company.

During June 2013, JMJ elected to convert $10,660 in principal. Pursuant to the conversion rate calculation in the Agreement, the Company issued 200,000 shares at conversion rate of $0.53 and recognized a loss on the derivative in the amount of $8,340.

As of the June 30, 2013, the Company fair valued the derivative liability at $19,464 and recorded a comprehensive income of $5,987 representing the change in fair value. As of June 30, 2013, the unpaid principal balance was $29,044 net of discount in the amount of $4,421. Accrued interest totaled $2,784.

Asher Enterprises

During the year ended December 31, 2012, the Company issued three Convertible Promissory Notes to Asher Enterprises, Inc. (“Asher”) in the amount of $63,000, $37,500 and $40,000, respectively. The notes bears interest at a rate of 8% per annum, are unsecured and mature on March 8, April 12, 2013 and August 13, 2013. The Notes are convertible into common stock in whole or in part at a variable conversion price equal to a 39% discount to the 10-day average trading price prior to the conversion date. The Company recorded a discount in the amount of $117,779 in connection with the initial valuation of the beneficial conversion feature of the notes to be amortized utilizing the interest method of accretion over the term of the notes. Further, the Company has recognized a derivative liability in the amount of $146,161 resulting from the variable change in conversion rate in relation to the change in market price of the Company’s common stock. During the year ended December 31, 2012, Asher elected to convert $5,700 in principal. Pursuant to the conversion rate calculation in the Agreement, the Company issued 14,305 (post-split) shares at an average conversion rate of $2.51 and recognized a loss on the derivative in the amount of $25.

During the six months ended June 30, 2013, the Company issued two Convertible Promissory Notes to Asher in the amounts of $37,500 and $41,500. The notes bears interest at a rate of 8% per annum, are unsecured and mature on November 1, 2013 and January 10, 2013, respectively. The notes are convertible into common stock in whole or in part at a variable conversion price equal to a 45% discount to the 10-day average trading price prior to the conversion date. The Company recorded discounts in the amount of $37,500 and $33,955, respectively, in connection with the initial valuation of the beneficial conversion feature of the notes to be amortized utilizing the interest method of accretion over the term of the note. Further, the Company has recognized a derivative liability in the amount of $30,682 and $33,955, respectively, resulting from the variable change in conversion rate in relation to the change in market price of the Company’s common stock.

During January and March 2013, the Company elected to convert $31,700 in principal. Pursuant to the conversion rate calculation in the Agreement, the Company issued 78,654 (post-split) shares at a conversion rate ranging from $0.36 to $0.44 and recognized a gain on the derivative in the amount of $40,724.

During April and May 2013, the Company elected to convert $13,000 in principal. Pursuant to the conversion rate calculation in the Agreement, the Company issued 201,842 shares at a conversion rate ranging from $0.06 to $0.11 and recognized a gain on the derivative in the amount of $28,933.

As of the June 30, 2013, the Company fair valued the derivative asset at $98,030 and recorded a comprehensive loss of $84,657 representing the change in fair value. As of June 30, 2013, the unpaid principal balance was $120,234 net of discount in the amount of $48,866. Accrued interest totaled $11,278.

Continental Equities, LLC

On September 20, 2012, The Company issued a Convertible Promissory Note to Continental Equities, LLC (“Continental”) in the amount of $35,000. The note bears interest at a rate of 8% per annum, is unsecured and matured on May 15, 2013. The Note is convertible into common stock in whole or in part at a variable conversion price equal to a 42.5% discount to the lowest three average thirty day trading prices prior to the conversion date. The Company recorded a discount in the amount of $35,000 in connection with the initial valuation of the beneficial conversion feature of the notes to be amortized utilizing the interest method of accretion over the term of the notes. Further, the Company has recognized a derivative liability in the amount of $1,437 resulting from the variable change in conversion rate in relation to the change in market price of the Company’s common stock.

On May 20, 2013, The Company issued a Convertible Promissory Note to Continental Equities, LLC (“Continental”) in the amount of $13,000. The note bears interest at a rate of 8% per annum, is unsecured and matures on May 31, 2014. The Note is convertible into common stock in whole or in part at a variable conversion price equal to a 42.5% discount to the lowest three average thirty day trading prices prior to the conversion date. The Company recorded a discount in the amount of $13,000 in connection with the initial valuation of the beneficial conversion feature of the notes to be amortized utilizing the interest method of accretion over the term of the notes. Further, the Company has recognized a derivative liability in the amount of $92,915 resulting from the variable change in conversion rate in relation to the change in market price of the Company’s common stock.

As of June 30, 2013, the Company fair valued the derivative asset at $19,200 and recorded a comprehensive loss of $48,069 representing the change in fair value. As of June 30, 2013, the principal balance owed to Continental totaled $36,418 net of discount of $11,582. Accrued interest totaled $2,343.

Commitments	6 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Commitments

Lease agreements

In June 2011, the Company entered into a two-year lease agreement for additional office space commencing July 1, 2011 and expiring December 31, 2013. Pursuant to the terms of the lease agreement, the monthly rate will increase to $4,175 with an additional increase at the anniversary date to $4,300. In addition, the Company has increased its security deposit to $4,836. During the six months ended June 30, 2013, the Company terminated all leases for office space.

Consulting agreements

During May 2013, the Company entered into several Business Consulting Agreements with various individual to provide consulting services at a combined total of $20,000 per month, payable in bi-monthly installment of $10,000 on the 15th and last day of the month. During June 2013, the Company issued 297,620 shares of stock to these individuals for the first bi-monthly payment and accrued the second bi-monthly payment.

Income taxes	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income taxes

Deferred income tax assets and liabilities are computed annually for differences between financial statement and tax bases of assets and liabilities that will result in taxable or deductible amounts in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets to the amount expected to be realized. Income tax expense is the tax payable or refundable for the period plus or minus the change during the period in deferred tax assets and liabilities.

The effective tax rate on the net loss before income taxes differs from the U.S. statutory rate as follows:

	2013	2012
U.S. Statutory rate	34%	34%
Valuation allowance	(34)%	(34)%
Effective tax rate	—	—

The net change in the valuation for the six months ended June 30, 2013 was an increase in valuation of $1,213,795.

The Company has a net operating loss carryover of approximately $10,774,856 available to offset future income for income tax reporting purposes, which will expire in various years through 2031, if not previously utilized. However, the Company’s ability to use the carryover net operating loss may be substantially limited or eliminated pursuant to Internal Revenue Code Section 382.

We had no material unrecognized income tax assets or liabilities as of June 30, 2013. Our policy regarding income tax interest and penalties is to expense those items as general and administrative expense but to identify them for tax purposes. During the six months ended June 30, 2013 and 2012, there were no income tax, or related interest and penalty items in the income statement, or as a liability on the balance sheet. We file income tax returns in the U.S. federal jurisdiction and various state jurisdictions. We are subject to U.S. federal or state income tax examination by tax authorities for years beginning at our inception of July 8, 2010 through current. We are not currently involved in any income tax examinations.

Fair value measurement	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair value measurement

The Company adopted ASC Topic 820-10 at the beginning of 2009 to measure the fair value of certain of its financial assets required to be measured on a recurring basis. The adoption of ASC Topic 820-10 did not impact the Company’s financial condition or results of operations. ASC Topic 820-10 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). ASC Topic 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability. The three levels of the fair value hierarchy under ASC Topic 820-10 are described below:

Level I – Valuations based on quoted prices in active markets for identical assets or liabilities that an entity has the ability to access.

Level II – Valuations based on quoted prices for similar assets and liabilities in active markets, quoted prices for identical assets and liabilities in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

Level III – Valuations based on inputs that are supportable by little or no market activity and that are significant to the fair value of the asset or liability.

The following table presents a reconciliation of all assets and liabilities measured at fair value on a recurring basis as of June 30, 2013 and December 31, 2012:

	Level I	Level II	Level III	Fair Value
June 30, 2013
Notes payable	$—	$(209,530)	$—	$(209,530)
Convertible debt, net	—	(355,735)		(355,735)
Derivative Assets	—	82,561	—	82,561
	$—	$(482,704)	$—	$(482,704)

December 31, 2012
Notes payable	$—	$(220,998)	$—	$(220,998)
Convertible debt, net	—	(233,296)		(233,296)
Derivative Liabilities	—	(264,648)	—	(264,648)
	$—	$(710,474)	$—	$(710,474)

Shareholders equity	6 Months Ended
Jun. 30, 2013
Equity [Abstract]
Shareholders equity

Common stock issuances

During the three months ended March 31, 2013, the Company issued a total of 94,676 (post-split) shares of common stock in connection with the conversion of $37,558 in convertible debt.

During the three months ended June 30, 2013, the Company issued a total of 3,401,842 shares of common stock in connection with the conversion of $26,660 in debt. Additionally, the Company recorded finance costs pursuant to these issuances totaling $243,000.

During the six months ended June 30, 2013, the Company issued 357,144 shares of common stock pursuant to consulting services valued at $30,000.

During May 2013, the Company issued 60,000,000 shares of common stock to the Company’s president and CEO valued at $12,000,000, of which the Company expensed $2,729,167 for the six months ended June 30, 2013.

During June 2013, the Company issued 1,961,803 shares of common stock to the Company’s former CFO in satisfaction of accrued wages totaling $7,510, a note payable – related party totaling $8,458 and accrued interest totaling $2,318. The remaining value of $60,186 was recorded as financing costs for the six months ended June 30, 2013.

Effective March 20, 2013, the Company performed a 1 for 450 reverse split of its common stock.

Subsequent events	6 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
Subsequent events

Subsequent to June 30, 2013, the Company issued 10,609,508 shares of common stock for services valued at $406,580.

Subsequent to June 30, 2013, the Company issued 8,992,662 shares of common stock in connection with the conversion of $69,200 in debt. The Company recorded finance costs totaling $60,000 in relation to the issuance.

On July 18, 2013, the Company and its CEO entered into an Amended and Restated Employment agreement which increased the CEO’s annual salary to $250,000 per annum, payable bimonthly.

On June 27, 2013, the Company issued a Convertible Promissory Note to Asher in the amount of $22,500 which funded in July 2013. The note bears interest at a rate of 8% per annum, is unsecured and matures on March 31, 2014. The note is convertible into common stock in whole or in part at a variable conversion price equal to a 45% discount to the 10-day average trading price prior to the conversion date.

Significant Accounting Policies and Procedures (Policies)	6 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements contain all adjustments (consisting only of normal recurring adjustments) which, in the opinion of management, are necessary to present fairly the financial position of the Company as of June 30, 2013, and the results of its operations and cash flows for the three months and six months ended June 30, 2013 and 2012. Certain information and footnote disclosures normally included in financial statements have been condensed or omitted pursuant to rules and regulations of the U.S. Securities and Exchange Commission (“the Commission”). The Company believes that the disclosures in the unaudited condensed consolidated financial statements are adequate to ensure the information presented is not misleading. However, the unaudited condensed consolidated financial statements included herein should be read in conjunction with the financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 21, 2012 filed with the Commission on April 22, 2013.

The accompanying consolidated financial statements are prepared using the accrual method of accounting in accordance with accounting principles generally accepted in the United States of America.

Principles of Consolidation

Principles of Consolidation

The financial statements as of June 30, 2013 and for the six months then ended include Nyxio Technologies Corporation (“NTC”) and its wholly owned subsidiary, Nyxio Technologies, Inc. (“NTI”). All significant inter-company transactions and balances have been eliminated. NTC and its subsidiary are collectively referred to herein as the “Company”.

Basis of presentation	Basis of presentation The Company is in the development stage in accordance with Accounting Standards Codification (“ASC”) Topic No. 915.
Cash and cash equivalents

Cash and cash equivalents

The Company considers all highly liquid temporary cash investments with an original maturity of three months or less to be cash equivalents. At June 30, 2013 and December 31, 2012, the Company had no cash equivalents.

Accounts receivable

Accounts receivable

Accounts receivable is reported at the customers’ outstanding balances less any allowance for doubtful accounts. Interest is not accrued on overdue accounts receivable.

An allowance for doubtful accounts on accounts receivable is charged to operations in amounts sufficient to maintain the allowance for uncollectible accounts at a level management believes is adequate to cover any probable losses. Management determines the adequacy of the allowance based on historical write-off percentages and information collected from individual customers. Accounts receivable are charged off against the allowance when collectability is determined to be permanently impaired.

Inventory

Inventory

Inventories are stated at the lower of cost or market. Cost is determined on a standard cost basis that approximates the first-in, first-out (FIFO) method. Market is determined based on net realizable value. Appropriate consideration is given to obsolescence, excessive levels, deterioration, and other factors in evaluating net realizable value. As of June 30, 2013 and December 31, 2012, respectively, there was no finished goods inventory.

Fixed Assets

Fixed Assets

Property and equipment are recorded at cost. Expenditures for major additions and improvements are capitalized and minor replacements, maintenance, and repairs are charged to expense as incurred. When property and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period. Depreciation is provided over the estimated useful lives of the related assets using the straight-line method for financial statement purposes. The Company uses other depreciation methods (generally accelerated) for tax purposes where appropriate. The estimated useful lives for significant property and equipment categories are as follows:

Equipment 3-5 years

Furniture 7 years

The Company reviews the carrying value of property, plant, and equipment for impairment whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. In cases where undiscounted expected future cash flows are less than the carrying value, an impairment loss is recognized equal to an amount by which the carrying value exceeds the fair value of assets. The factors considered by management in performing this assessment include current operating results, trends and prospects, the manner in which the property is used, and the effects of obsolescence, demand, competition, and other economic factors. Based on this assessment there were no impairments needed as of June 30, 2013 or 2012. Depreciation expense for the six months ended June 30, 2013, and 2012 and for the period from July 8, 2010 (inception) to June 30, 2013, was $5,844, $5,901 and $25,529, respectively.

Revenue recognition

Revenue recognition

The Company recognizes revenue in accordance with ASC subtopic 605-10 (formerly SEC Staff Accounting Bulletin No. 104 and 13A, “Revenue Recognition”) net of expected cancellations and allowances. As of June 30, 2013 and 2012, the Company evaluated evidence of cancellation in order to make a reliable estimate and determined there were no material cancellations during the years and therefore no allowances has been made.

The Company's revenues, which do not require any significant production, modification or customization for the Company's targeted customers and do not have multiple elements, are recognized when (i) persuasive evidence of an arrangement exists; (ii) delivery has occurred; (iii) the Company's fee is fixed and determinable; and (iv) collectability is probable.

Substantially all of the Company's revenues are derived from the sales of Smart TV and Tablet PC technology and products. The Company's clients are charged for these products on a per transaction basis. Pricing varies depending on the product sold. Revenue is recognized in the period in which the products are sold.

Loss per share

Loss per share

The Company reports earnings (loss) per share in accordance with ASC Topic 260-10, "Earnings per Share." Basic earnings (loss) per share is computed by dividing income (loss) available to common shareholders by the weighted average number of common shares available. Diluted earnings (loss) per share is computed similar to basic earnings (loss) per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive. Diluted earnings (loss) per share has not been presented since the effect of the assumed exercise or conversion of stock options, warrants, and debt to purchase common shares, would have an anti-dilutive effect. At June 30, 2013 and 2012 the Company had 10,090 and 83,333 zero potential common shares that have been excluded from the computation of diluted net loss per share.

Income taxes

Income taxes

The Company follows ASC subtopic 740-10 for recording the provision for income taxes. ASC 740-10 requires the use of the asset and liability method of accounting for income taxes. Under the asset and liability method, deferred tax assets and liabilities are computed based upon the difference between the financial statement and income tax basis of assets and liabilities using the enacted marginal tax rate applicable when the related asset or liability is expected to be realized or settled. Deferred income tax expenses or benefits are based on the changes in the asset or liability each period. If available evidence suggests that it is more likely than not that some portion or all of the deferred tax assets will not be realized, a valuation allowance is required to reduce the deferred tax assets to the amount that is more likely than not to be realized. Future changes in such valuation allowance are included in the provision for deferred income taxes in the period of change.

Deferred income taxes may arise from temporary differences resulting from income and expense items reported for financial accounting and tax purposes in different periods. Deferred taxes are classified as current or non-current, depending on the classification of assets and liabilities to which they relate. Deferred taxes arising from temporary differences that are not related to an asset or liability are classified as current or non-current depending on the periods in which the temporary differences are expected to reverse.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company has financial instruments whereby the fair value of the financial instruments could be different from that recorded on a historical basis in the accompanying balance sheets. The Company's financial instruments consist of cash, receivables, accounts payable, accrued liabilities, and notes payable. The carrying amounts of the Company's financial instruments approximate their fair values as of June 30, 2013 and 2012 due to their short-term nature.

Long-lived assets

Long-lived assets

The Company accounts for its long-lived assets in accordance with ASC Topic 360-10-05, “Accounting for the Impairment or Disposal of Long-Lived Assets.” ASC Topic 360-10-05 requires that long-lived assets be reviewed for impairment whenever events or changes in circumstances indicate that the historical cost or carrying value of an asset may no longer be appropriate. The Company assesses recoverability of the carrying value of an asset by estimating the future net cash flows expected to result from the asset, including eventual disposition. If the future net cash flows are less than the carrying value of the asset, an impairment loss is recorded equal to the difference between the asset’s carrying value and its fair value or disposable value. For the six months ended June 30, 2013, and the year ended December 31, 2012, the Company determined that none of its long-term assets were impaired.

Use of estimates

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affects the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Advertising

Advertising

The Company expenses advertising costs as incurred. The Company’s advertising expenses were $45 and $33,275 during the six months ended June 30, 2013 and 2012, respectively, and $148,296 for the period from July 8, 2010 through June 30, 2013.

Research and development

Research and development

Research and development costs are expensed as incurred. During the six months ended June 30, 2013 and 2012 and for the period from July 8, 2010 (inception) to June 30, 2013, research and development costs were $0, $5,628 and $30,850, respectively.

Concentration of Business and Credit Risk

Concentration of Business and Credit Risk

The Company has no significant off-balance sheet risk such as foreign exchange contracts, option contracts or other foreign hedging arrangements. The Company’s financial instruments that are exposed to concentration of credit risks consist primarily of cash. The Company maintains its cash in bank accounts which, may at times, exceed federally-insured limits.

Financial instruments which potentially subject the Company to concentrations of business risk consist principally of availability of suppliers. As of June 30, 2013, the Company was dependent on approximately two vendors for 85% of product supply.

Share-Based Compensation

Share-Based Compensation

The Company accounts for stock-based payments to employees in accordance with ASC 718, “Stock Compensation” (“ASC 718”). Stock-based payments to employees include grants of stock, grants of stock options and issuance of warrants that are recognized in the consolidated statement of operations based on their fair values at the date of grant.

The Company accounts for stock-based payments to non-employees in accordance with ASC 718 and Topic 505-50, “Equity-Based Payments to Non-Employees.” Stock-based payments to non-employees include grants of stock, grants of stock options and issuances of warrants that are recognized in the consolidated statement of operations based on the value of the vested portion of the award over the requisite service period as measured at its then-current fair value as of each financial reporting date.

The Company calculates the fair value of option grants and warrant issuances utilizing the Black-Scholes pricing model. The amount of stock-based compensation recognized during a period is based on the value of the portion of the awards that are ultimately expected to vest. ASC 718 requires forfeitures to be estimated at the time stock options are granted and warrants are issued to employees and non-employees, and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. The term “forfeitures” is distinct from “cancellations” or “expirations” and represents only the unvested portion of the surrendered stock option or warrant. The Company estimates forfeiture rates for all unvested awards when calculating the expense for the period. In estimating the forfeiture rate, the Company monitors both stock option and warrant exercises as well as employee termination patterns.

The resulting stock-based compensation expense for both employee and non-employee awards is generally recognized on a straight-line basis over the requisite service period of the award.

For the six months ended June 30, 2013 and 2012, and the period from July 8, 2010 (inception) to June 30, 2013, the Company recorded share-based compensation of $2,030,000, $71,507, and $6,870,674, respectively.

Recent accounting pronouncements

Recent accounting pronouncements

Recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force), the AICPA, and the SEC did not or are not believed by management to have a material impact on the Company's present or future financial statements

International Financial Reporting Standards:

International Financial Reporting Standards:

In November 2008, the Securities and Exchange Commission (“SEC”) issued for comment a proposed roadmap regarding potential use of financial statements prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board. Under the proposed roadmap, the Company would be required to prepare financial statements in accordance with IFRS in fiscal year 2014, including comparative information also prepared under IFRS for fiscal 2013 and 2012. The Company is currently assessing the potential impact of IFRS on its financial statements and will continue to follow the proposed roadmap for future developments.

Year-end	Year-end The Company has adopted December 31, as its fiscal year end.

Accounts receivable (Tables)	6 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Accounts receivable
	March 31,	December 31,
	2012	2012
Trade accounts receivable	$223	$223
Due from related party	14,837	27,177
Less: Allowance for doubtful accounts	—	—
	$14,710	$27,400

Property and equipment (Tables)	6 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Property And Equipment
	March 31,	December 31,
	2013	2012
Furniture and fixtures	$11,912	$11,612
Software	11,945	11,945
Computers and equipment	22,249	22,249
Less: accumulated depreciation	(25,529)	(19,685)
	$20,577	$26,121

Related party transactions (Tables)	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Related Party Receivable
Assets:
Cash	$5,984
Inventory	7,877
Fixed assets, at fair value	12,863
Due from related party	54,438
Deposits held	2,965
Total assets contributed	$84,127

Liabilities:
Accrued liabilities	$500
Note payable	83,627
Total liabilities contributed	$84,127

Income taxes (Tables)	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Effective Tax Rate
	2013	2012
U.S. Statutory rate	34%	34%
Valuation allowance	(34)%	(34)%
Effective tax rate	—	—

Fair value measurement (Tables)	6 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Measurements
	Level I	Level II	Level III	Fair Value
June 30, 2013
Notes payable	$—	$(209,530)	$—	$(209,530)
Convertible debt, net	—	(355,735)		(355,735)
Derivative Assets	—	82,561	—	82,561
	$—	$(482,704)	$—	$(482,704)

December 31, 2012
Notes payable	$—	$(220,998)	$—	$(220,998)
Convertible debt, net	—	(233,296)		(233,296)
Derivative Liabilities	—	(264,648)	—	(264,648)
	$—	$(710,474)	$—	$(710,474)

Significant Accounting Policies and Procedures (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		36 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
Cash Equivalents	$ 0		$ 0		$ 0	$ 0
Finished Goods Inventory	0		0		0	0
Equipment Useful Life Minimum			3 years
Equipment Useful Life Maximum			5 years
FurnitureUsefulLife			7 years
Depreciation	2,893	2,950	5,844	5,901	25,529
Potential Common Shares Related to Options and Vested Warrants	10,090	83,333	10,090	83,333	10,090
Advertising Expense			45	33,275	148,269
Research and development expense		5,608		5,628	30,850
Major Vendors	85.00%		85.00%		85.00%
Share based compensation			$ 2,030,000	$ 71,507	$ 6,870,674
Fiscal Year End Date			--12-31

Going concern (Details Narrative) (USD $)	3 Months Ended		6 Months Ended	36 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2012	Jun. 30, 2013
Notes to Financial Statements
Net loss	$ (3,253,582)	$ (378,761)	$ (770,822)	$ (10,774,865)
Working capital deficit				$ (1,023,977)

Accounts receivable - Accounts receivable (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Notes to Financial Statements
Trade accounts receivable	$ 223	$ 223
Due from related party	14,837	27,177
Less: Allowance for doubtful accounts
Total	$ 14,710	$ 27,400

Property and equipment - Property And Equipment (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Furniture and fixtures	$ 11,912	$ 11,612
Software	11,945	11,945
Computers and equipment	22,249	22,249
Less: accumulated depreciation	(25,529)	(19,685)
Total	$ 20,577	$ 26,121

Property and equipment (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		36 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Depreciation	$ 2,893	$ 2,950	$ 5,844	$ 5,901	$ 25,529

Related party transactions - Related Party Receivable (Details) (USD $)	Jun. 30, 2013
Assets:
Cash	$ 5,984
Inventory	7,877
Fixed assets, at fair value	12,863
Due from related party	54,438
Deposits held	2,965
Total assets contributed	84,127
Liabilities:
Accrued liabilities	500
Note payable	83,627
Total liabilities contributed	$ 84,127

Related Party Transactions (Details Narrative) (USD $)	6 Months Ended		6 Months Ended				6 Months Ended		1 Months Ended	6 Months Ended			12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Related Party Receivable	Dec. 31, 2012 Related Party Receivable	Dec. 31, 2010 Related Party Receivable	Jul. 02, 2010 Related Party Receivable	Jun. 30, 2013 Merger Warrants	Jul. 05, 2011 Merger Warrants Integer	May 30, 2013 Employment Agreement	Jun. 30, 2013 Employment Agreement	Jun. 30, 2013 Consulting Agreement	Jun. 12, 2013 Consulting Agreement	Dec. 31, 2011 Note Payable To A Related Party	Jun. 30, 2012 Note Payable To A Related Party	Jan. 12, 2012 Note Payable To A Related Party
Related party receivable	$ 14,837	$ 27,177	$ 14,837	$ 27,177		$ 54,438
Shares Issued to related party for cash						100
Shares Issued to related party for cash, value						100
Services Rendered from related party, value					28,500	28,500
Cash contributed by related party						5,400
Repayment of related party debt			24,000
Shares Related to Underlying Options and Warrants, Shares Amount								83,333
Shares Related to Underlying Options and Warrants, Exercise Price								$ 0.01
Expiration date for warrants								2013-07-01
Warrants to be excerised per increment, Shares Amount								20,833
Warrants to be excerised per increment, Shares Value								1,000,000
Number of increments for issuance								4
Fair Value of Each Warrant								$ 189
Strike Value Per Share								$ 4.5
Volatility of Warrant							177.00%
Risk Free Rate of Volatility							4.40%
Pro Forma Projection, Share Amount								20,833
Fair Value Of Warrants							3,967,500
Issuance of stock to CEO, shares									50,000,000	10,000,000
Issuance of stock to CEO, value									10,000,000	2,000,000
Issuance of Stock to CEO, vest period									2 years
Amotization										729,167
Consulting services, rate												10,000
Consulting services, payable												5,000
Issuance of stock for first payment												59,524
Common stock, returned to company											1,961,803
Common stock, value											78,472
Accured Wages											7,510
Notes Payable, related party											8,458
Accured Interest											2,318
Financing cost	60,186										60,186
Liabilites paid by related party													10,578
Promissory Note Issued														$ 10,578	$ 20,000
Promissory Note Issued Interest Rate														8.00%
Maturity Date														2012-06-30

Notes Payable (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		36 Months Ended		6 Months Ended		12 Months Ended					12 Months Ended				6 Months Ended	12 Months Ended		1 Months Ended		2 Months Ended	6 Months Ended	12 Months Ended					2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013 Chamisa Technology LLC	Dec. 31, 2010 Chamisa Technology LLC	Dec. 31, 2011 Chamisa Technology LLC	May 02, 2013 Chamisa Technology LLC	Dec. 31, 2012 Chamisa Technology LLC	Apr. 21, 2012 Chamisa Technology LLC	Jul. 07, 2010 Chamisa Technology LLC	Dec. 31, 2012 Chamisa Technology LLC, Convertible Prom Note	Jun. 30, 2013 Coach Capital LLC	Dec. 31, 2012 Coach Capital LLC	Jun. 30, 2011 Coach Capital LLC	Jun. 30, 2013 ICG USA LLC	Dec. 31, 2012 ICG USA LLC	Feb. 16, 2012 ICG USA LLC	Jun. 30, 2013 JMJ Financial	Apr. 30, 2013 JMJ Financial	Feb. 28, 2013 JMJ Financial	Jun. 30, 2013 JMJ Financial	Dec. 31, 2012 JMJ Financial	May 07, 2012 JMJ Financial	Dec. 31, 2013 Asher Enterprises Note 1	Dec. 31, 2013 Asher Enterprises Note 2	Dec. 31, 2013 Asher Enterprises Note 3	May 31, 2013 Asher Enterprises	Mar. 31, 2013 Asher Enterprises	Jun. 30, 2013 Asher Enterprises	Dec. 31, 2012 Asher Enterprises	Jun. 30, 2013 Asher Enterprises Note 4	Jun. 30, 2013 Asher Enterprises Note 5	Jun. 30, 2013 Continental Equities, LLC	May 20, 2013 Continental Equities, LLC	Sep. 20, 2012 Continental Equities, LLC
Note payable													$ 83,627
Cash Advances													81,595
Accrued Interest													2,032
Additional Cash Advances								64,491	18,000													5,400
Additional Cash Advances, Interest Rate								12.00%	12.00%
Promissory Note Issued																	111,000			200,000						275,000	63,000	37,500	40,000					37,500	41,500		13,000	35,000
Promissory Note, Date Note was signed													Mar 5, 2012
Promissory Note, Interest Rate													12.00%				10.00%			6.00%						10.00%	8.00%	8.00%	8.00%					8.00%	8.00%		8.00%	8.00%
Promissory Note, Interest Rate one time charge																										5.00%
Promissory Note, Assigned to Individual										134,705		81,595
Promissory Note, Forgiveness of Debt														56,595
Conversion feature, price per share																										$ 0.06
Convertible Promissory Note, shares authorized							3,000,000							98					13,634		200,000		16,022		11,666					201,842	78,654		14,305
Convertible Promissory Note, conversion rate														$ 0.001					$ 2.4		$ 0.53		$ 0.37		$ 1.51					$ 0.06	$ 0.36		$ 2.51
Convertible Promissory Note, conversion rate max																														$ 0.11	$ 0.44
Convertible Promissory Note, principal amount							3,000							25,000					32,743		10,660		5,842							13,000	31,700
Convertible Promissory Note, principal balance																		167,257						29,044	7,735							120,234	5,700			36,418
Convertible Promissory Note, accured interest														936				17,429						2,784								11,278				2,343
Convertible Promissory Note, Fair Value							246,000							737,873				15,205						19,464								98,030				19,200
Promissory Note, Term																				1 year
Promissory Note, Maturity Date													Aug 31, 2012							Aug 16, 2012							Mar 8, 2013	Apr 12, 2013	Aug 13, 2013					Nov 1, 2013	Jan 10, 2013		May 31, 2014	May 15, 2013
Promissory Note, Beneficial conversion feature																				309,631
Debt Discount																		0						4,421								48,866	117,779	37,500	33,955	11,582
Discount on debt																				200,000
Comprehensive income (loss) change in fair value																		121,641						5,987								84,657				48,069
Other comprehensive income (loss)	210,199		210,199		210,199	(220,695)														109,631
(Gain) loss on derivatives			83,685	(70,647)	127,638																												146,161	30,682	33,955
Promissory Note, Financing Cost							243,000
Accounts payable and accrued expenses	448,784		448,784		448,784	455,684	133,496				131,220
Accrued interest	107,623		107,623		107,623	82,584									135,500	128,919
Promissory Note, Original Issue Discount Term																									1 year
Promissory Note, Amount Funded																									55,000
Promissory Note, Amount Funded Present Value																									52,731
Promissory Note, Discount on Initial Valuation																									44,270
Promissory Note, Gain/Loss on Derivative	(34,846)	70,647	(83,685)	70,647	(127,638)														23,340		8,340		5,689		7,665					28,933	40,724		25
Promissory Note, Derivative Liability																																					$ 92,915	$ 1,437

Commitments (Details Narrative) (USD $)	1 Months Ended
	Jun. 30, 2013	May 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Commitments and Contingencies Disclosure [Abstract]
Monthly Lease Expense			$ 4,300	$ 4,175
Security Deposit			4,836
Consulting agreement, amount due		20,000
Consulting agreement, in bi-monthly installment		$ 10,000
Stock issued for first bi-monthly payment	297,620

Income taxes - Effective Tax Rate (Details)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Income Tax Disclosure [Abstract]
U.S. Statutory rate	34.00%	34.00%
Valuation allowance	(34.00%)	(34.00%)
Effective tax rate

Income taxes (Details Narrative) (USD $)	6 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Valuation Allowance, Net	$ 1,213,795
Net operating loss carry-forwards	$ 10,774,856
Tax Credit Carryforward Expiration Date	Jan 1, 2031

Fair Value Measurement (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Derivative asset	$ 82,561
Level 1
Notes payable
Convertible debt
Derivative asset
Total
Level 2
Notes payable	(209,530)	(220,998)
Convertible debt	(355,735)	(233,296)
Derivative asset	82,561	(264,648)
Total	(482,704)	(710,474)
Level 3
Notes payable
Convertible debt
Derivative asset
Total
Fair Value
Notes payable	(209,530)	(220,998)
Convertible debt	(355,735)	(233,296)
Derivative asset	82,561	(264,648)
Total	$ (482,704)	$ (710,474)

Shareholders equity (Details Narrative) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		1 Months Ended
	May 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2013	Mar. 20, 2013	Jun. 30, 2013 Former CFO Accured Wages
Common stock issued pursuant to conversion		3,401,842	94,676	357,144
Common stock issued pursuant to conversion, debt amount		$ 26,660	$ 37,558
Common stock issued pursuant to conversion, finance costs		243,000
Common stock issued to CEO, shares	60,000,000
Common stock issued to CEO, value	12,000,000
Common stock issued to CEO, expensed				2,729,167
Common Stock issued, Shares						1,961,803
Accured Wages						7,510
Notes Payable, related party						8,458
Accured Interest						2,318
Financing cost				$ 60,186
Ratio of Reverse Stock Split					1:450

Subsequent events (Details Narrative) (USD $)	6 Months Ended
	Jun. 30, 2013	Jul. 18, 2013	Jun. 27, 2013
Subsequent Events [Abstract]
Common stock issued for services	10,609,508
Common stock issued for services, value	$ 406,580
Common stock issued pursuant to conversion	8,992,662
Common stock issued pursuant to conversion, debt amount	69,200
Common stock issued pursuant to conversion, finance cost	60,000
CEO annual salary increase		250,000
Convertible Promissory Note issued to Asher, amount			$ 22,500
Convertible Promissory Note issued to Asher, interest rate			8.00%
Convertible Promissory Note issued to Asher, maturity date			Mar 31, 2014
Convertible Promissory Note issued to Asher, convertible to common stock			45.00%